Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Common control reserve	$ (1,603)	$ (1,603)	$ (1,603)
Employee share awards reserve	251	188	166
Cash flow hedge reserve	(76)	(16)	27
Cost of hedging reserve	(11)	4	(7)
Foreign currency translation reserve	(16)	(14)	(14)
Equity investments reserve	14	2	(21)
Non-controlling interest contribution reserve	1,503	1,437	1,437
Total reserves	$ 62	$ (2)	$ (15)